Long-Term Debt - Summary of Unutilized Credit Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 2,144,581	$ 878,098
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	1,028,602	0
Citibank Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	1,009,505	403,271
Societe Generale Singapore Factoring
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	75,355	34,756
Societe Generale Singapore Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	27,150	23,958
Deutsche Bank
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	3,163	3,122
Citibank—USD
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	806	780
JPMorgan Chase PILOT Letter of Credit
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	0	12,211
Mubadala Development Corporation Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Unutilized borrowing facilities	$ 0	$ 400,000